Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Significant Accounting Policies
3.	Significant Accounting Policies

The significant accounting policies applied by the Group in preparing its consolidated financial statements are set out below. The accounting policies have been applied consistently to all periods presented in these consolidated financial statements. The adoption of new and revised IFRSs issued by the IASB that are mandatorily effective for an accounting period that begins on or after January 1, 2017 had no impact on the Group’s annual consolidated financial statements as of December 31, 2016 and 2017, and for the years ended December 31, 2015, 2016 and 2017.

(1)	Basis of Consolidation

The consolidated financial statements include the accounts of the Group, which are directly or indirectly controlled. Control is generally conveyed by ownership of the majority of voting rights. The Group controls an entity when the Group has power over the entity, is exposed, or has rights, to variable returns from the involvement with the entity and has the ability to affect those returns through its power over the entity.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. If the end of the reporting period of a subsidiary differs from that of the Company, the subsidiary prepares, for the purpose of preparing consolidation financial statements, additional financial statements as of the same date as the consolidated financial statements of the Group.

Non-controlling interest in a subsidiary is accounted for separately from the parent’s ownership interests in a subsidiary. Profit or loss and each component of other comprehensive income are attributed to the shareholders of the parent and non-controlling interest, even if this results in the non-controlling interest having a deficit balance. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. Any difference between the adjustment to the non-controlling interest and the fair value of the consideration paid or received is recognized directly in shareholders’ equity as “equity attributable to the shareholders of the Company”.

On February 12, 2016, the board of directors approved the abandonment of the MixRadio service (“MixRadio”) segment. The operation of the MixRadio business was classified as a discontinued operation on March 21, 2016, when the abandonment took effect.

Intercompany balances and transactions have been eliminated upon consolidation.

(2)	Basis of Measurement

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value, which is the price that would be received to sell such financial instruments or paid to transfer the related liability in an orderly transaction between market participants at the measurement date.

(3)	Business Combinations

(a)	Business combinations

In accordance with IFRS 3 Business Combinations, each identifiable asset and liability is measured at its acquisition date fair value except for the following:

–	Deferred tax assets or liabilities which are recognized and measured in accordance with IAS 12 Income Taxes; and

–	Employee benefit arrangements which are recognized and measured in accordance with IAS 19 Employee Benefits

Leases and insurance contracts are classified on the basis of the contractual terms and other factors at the inception of the contract or at the date of modification, which could be the acquisition date if the terms of the contract have been modified in a manner that would change its classification.

Contingent liabilities assumed in a business combination are recognized when such liabilities are present obligations and their fair value can be measured reliably.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree and the equity interests issued by the acquirer. Acquisition-related costs are costs the acquirer incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed in the periods in which the costs are incurred and the services are received.

The Group measures goodwill at the acquisition date as:

–	the fair value of the consideration transferred; plus

–	the recognized amount of any non-controlling interest in the acquiree; plus

–	if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree; less

–	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

Subsequent to initial recognition, goodwill is measured at cost less any accumulated impairment losses.

(b)	Business combinations under common control

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination, and in which control is not transitory. The Group has accounted for the acquisition of business combination under common control based on the carrying amounts recorded in the consolidated financial statements of the acquired companies. The financial statements of acquired companies have been retrospectively consolidated as part of the Group’s consolidated financial statements as if the acquisition of acquired companies had occurred on the date of its original acquisition by the common control group, regardless of the actual date of acquisition by the Group.

(4)	Associates and Joint Arrangements

(a)	Associates

An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. Significant influence is presumed to exist when the Group holds between 20% and 50% of the voting power of another entity, unless it can be clearly demonstrated that it is not the case.

The Group’s investments in associates are accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost and the carrying amount is adjusted to recognize the Group’s share of the profit or loss and changes in equity of the associate after the date of acquisition. Gains and losses from transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates. Intra-group losses are recognized as an expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.

If an associate uses accounting policies different from those of the Group for like transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in applying the equity method.

When the Group’s share of losses exceeds its interest in associates, the carrying amount of that interest, including any long-term investments, is reduced to nil and the recognition of further losses is discontinued.

(b)	Joint arrangements

A joint arrangement is an arrangement in which two or more parties have joint control. The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement.

Joint operations are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group accounts for the assets, liabilities, revenues and expenses relating to its interest in joint operations in accordance with the IFRSs applicable to the particular assets, liabilities, revenues and expenses.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint ventures are accounted for using the equity method.

(5)	Foreign Currencies

(a)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency using the reporting date’s exchange rate. Non-monetary assets and liabilities denominated in foreign currencies that are measured at historical cost are translated using the exchange rate at the date of the initial transactions. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.

Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on the retranslation of available-for-sale equity instruments, financial liabilities designated as a hedge of the net investment in a foreign operation, or qualifying cash flow hedges, which are recognized in other comprehensive income.

(b)	Foreign operations

If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:

The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to the presentation currency at the average foreign exchange rates for the reporting period. Foreign currency differences are recognized in other comprehensive income.

When a foreign operation is disposed of, the relevant amount after the translation is reclassified to profit or loss as part of profit or loss on disposal. In the event that a partial disposal does not lead to a loss of control in a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling interest. For partial disposals that involve the loss of control in a foreign operation, the relevant proportion is reclassified to profit or loss.

(6)	Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand, demand deposits, and short-term investments with maturity dates that are within three months from the purchase dates. Such investments are highly liquid and readily convertible to known amounts of cash. Cash and cash equivalents are subject to an insignificant risk of changes in value, and are used by the Group in managing its short-term commitments.

(7)	Financial Assets

The Group classifies and measures financial assets based on the following four categories: financial assets at fair value through profit or loss; held-to-maturity investments; loans and receivables; and available-for-sale financial assets. The Group recognizes financial assets in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the instrument.

Upon initial recognition, financial assets are measured at their fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the asset’s acquisition. Regular way purchases or sales of financial assets, i.e. purchases or sales under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, are accounted for at the trade date.

(a)	Financial assets at fair value through profit or loss

Financial assets are classified as financial assets at fair value through profit or loss if they are held for trading. Upon initial recognition, transaction costs are recognized in profit or loss when incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

(b)	Held-to-maturity investments

Financial assets with fixed or determinable payments and fixed maturities, for which the Group has the positive intention and ability to hold to maturity, are classified as held-to-maturity investments. Subsequent to initial recognition, held-to-maturity investments are measured at amortized cost using the effective interest method.

(c)	Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, except for loans and receivables for which the effect of discounting is immaterial.

(d)	Available-for-sale financial assets

Available-for-sale financial assets are those financial assets that are not classified as financial assets at fair value through profit or loss, held-to-maturity investments or loans and receivables. Subsequent to initial recognition, they are measured at fair value, and any changes in fair value, net of any tax effect, are recorded in other comprehensive income in equity. When a financial asset is derecognized or impairment losses are recognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss.

Dividends on an available-for-sale equity instrument are recognized in profit or loss when the Group’s right to receive payment is established.

(e)	Derivative financial instruments

The Group may use derivative financial instruments, such as exchange forward contracts, to hedge its foreign exchange risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Any gains or losses arising from changes in the fair value of derivatives are recognized in profit or loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Derivative financial instruments embedded in non-derivative host contracts are bifurcated and accounted for as separate derivatives when they meet the definition of a derivative, the economic characteristics and risks of the embedded derivatives are not closely related to those of the host contracts, and the contracts are not measured at fair value through profit or loss.

(f)	Derecognition of a financial asset

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.

(8)	Financial Liabilities

The Group recognizes financial liabilities in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the financial liability. At the date of initial recognition, financial liabilities are measured at fair value, net of transaction costs. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability from the Consolidated Statements of Financial Position when it is extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expires).

(9)	Inventories

Inventories, consisting of merchandise for resale, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out (“FIFO”) basis. Net realizable value is determined based on the estimated selling price, less costs to sell.

(10)	Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and stock options are recognized as a deduction from equity, net of any tax effects.

(11)	Treasury Shares

Treasury shares are measured at costs and deducted from equity. No gain or loss is recognized on the purchase, sales, or cancellation of the Company’s treasury shares. The difference between the book value and consideration received at the times of sales is recognized in equity.

(12)	Property and Equipment

Property and equipment are measured and recognized at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Cost includes any other costs directly attributable to bring the assets to a working condition for their intended use and the costs of dismantling and removing the assets and restoring the site on which they are located.

The cost of replacing a part of property and equipment is included in the carrying amount of the asset or recognized as a separate asset, as necessary, if it is probable that the future economic benefits embodied within the part will flow into the Group and if the cost can be reliably measured. Accordingly, the carrying amount of the replaced part is derecognized. The costs of day to day servicing of property and equipment are recognized in profit or loss as incurred.

Land and assets held within construction-in-progress are not depreciated. Depreciation of property and equipment is computed using the straight-line method based on the depreciable amount of the assets over their respective useful lives as provided below. A component that is significant compared with the total cost of an item of property and equipment is depreciated separately over its useful life.

Gains or losses arising from the derecognition of an item of property and equipment are determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other operating income or expenses.

The estimated useful lives for the years ended December 31, 2015, 2016 and 2017 are as follows:

Estimated useful lives (years)
Equipment (mainly consist of servers)	3–5
Furniture and fixtures	3–5
Others	3–5

Depreciation methods, useful lives and residual values are reviewed at each fiscal year-end and adjusted, as appropriate, if expectations differ from previous estimates. The change is accounted for as a change in an accounting estimate.

(13)	Borrowing Costs

The Group capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are expensed as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale.

To the extent that the Group borrows funds specifically for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings.

To the extent that the Group borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Group shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset, which is the effective interest rate of the general borrowing. The capitalization rate shall be the weighted average of the borrowing costs applicable to the borrowings of the Group that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs that the Group capitalizes during a period shall not exceed the amount of borrowing costs incurred during that period. No borrowing costs were capitalized during the years ended December 31, 2016 and 2017.

(14)	Intangible Assets

Intangible assets are initially measured at cost, and carried at cost less accumulated amortization and accumulated impairment losses after initial recognition.

Within intangible assets with finite lives, customer relationships are amortized by the declining balance method and other intangible assets with finite lives are amortized mainly using the straight-line method over the useful lives of the respective assets as provided below. Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The residual value of intangible assets is assumed to be zero.

The estimated useful lives for the intangible assets with finite lives for the years ended December 31, 2015, 2016 and 2017 are as follows:

Estimated useful lives (years)
Software	2–10
Customer relationships	7
Domain name	20
Others	1–10

The amortization periods and methods for intangible assets with finite useful lives are reviewed at each fiscal year-end. If expectations differ from previous estimates, the changes will be accounted for as a change in an accounting estimate.

Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

No development expenditure was capitalized for the years ended December 31, 2015, 2016 and 2017.

(15)	Leases

Lease Transactions

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such assets are defined as a lease transaction.

(a)	Finance Leases

Leases that transfer substantially all risks and benefits of ownership of the leased item to the lessee are classified as finance leases.

Group as lessee

Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. The discount rate to be used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease, if this is practicable to determine; if not, the lessee’s incremental borrowing rate shall be used. The minimum lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. A leased asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

(b)	Operating Leases

All lease arrangements, except finance leases that have been capitalized in the Consolidated Statements of Financial Position, are classified as operating leases.

Group as lessee

For operating lease transactions, lease payments are recognized as an expense using the straight-line method over the lease term in the Consolidated Statements of Profit or Loss.

Group as lessor

The Group had cancelable lease contracts related to servers, data storage, network equipment, personal computers and software with third parties for the years ended December 31, 2015, 2016 and 2017. The leased assets are included in “Property and equipment” in the Consolidated Statements of Financial Position and are depreciated over their expected useful lives on a basis consistent with similar assets included in property and equipment. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term.

(16)	Impairment of Financial Assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. However, losses expected as a result of future events, regardless of likelihood, are not recognized.

Objective evidence that financial assets, including equity securities, are impaired can include significant financial distress of issuers of financial assets or debtors, default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, the disappearance of an active market for a security, or the existence of observable data that shows the negative effect on expected future cash flows of the group of financial assets after the initial recognition can be reliably estimated, though the decrease in expected future cash flows of individual financial assets cannot be reliably estimated.

In addition, for an investment in an equity security classified as an available-for-sale financial asset, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

If financial assets have objective evidence that they are impaired, impairment losses are measured and recognized.

(a)	Financial assets measured at amortized cost

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of its estimated future cash flows discounted at the asset’s original effective interest rate. If it is not practicable to obtain the instrument’s estimated future cash flows, impairment losses are measured by using prices from any observable current market transactions. The Group can recognize impairment losses directly or establish a provision to cover impairment losses. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed by adjusting an allowance account. Financial assets are directly written off when there is no realistic prospect of future recovery.

(b)	Available-for-sale financial assets

While other evidence and indicators are taken into consideration, generally, when the fair value of an available-for-sale financial asset is below the acquisition cost consistently for a period of six months or more, or, if the fair value of the available-for-sale financial assets is 20% below its acquisition cost, impairment losses are assessed for such financial asset. When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment even though the financial asset has not been derecognized. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale are not reversed through profit or loss. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in gain or loss, the impairment loss is reversed, with the amount of the reversal recognized in profit or loss.

(17)	Impairment of Non-financial Assets

The Group’s non-financial assets, which include tangible assets and intangible assets with definite useful lives and indefinite useful lives, but exclude deferred tax assets and non-current assets held for sale, are reviewed for impairment at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. In addition, annual impairment tests are performed for goodwill and intangible assets with indefinite useful lives.

If it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of the cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset or CGU is the greater of its value in use or its fair value less costs to sell. The value in use is estimated by applying a pre-tax discount rate to the estimated future cash flows expected to be generated by the asset or CGU. Such pre-tax discount rate reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted.

An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill

Goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU that is expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Impairment losses are recognized in profit or loss, and impairment losses recognized for goodwill are not reversed in subsequent periods. On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.

(18)	Employee Compensation

(a)	Short-term employee compensation

Short-term employee compensations are employee compensations that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service. The undiscounted short-term employee compensations are accounted for on an accrual basis over the period in which employees have provided the services.

(b)	Defined benefit plans

The Group has defined benefit plans for employees of subsidiaries located in Korea, Taiwan and Thailand. A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s obligation represents the estimated amount of future benefits that employees have earned in return for their services in the current and prior periods. The calculation is performed annually by an independent actuary using the projected unit credit method. The calculation is reviewed and approved by the management of the Group.

The assets or the liabilities relating to the defined benefit plans were recognized in the Consolidated Statement of Financial Position as the present value of obligations as of the reporting date, excluding the fair value of plan assets.

Current service cost is the increase in the present value of the defined benefit obligation resulting from employee service in the current period. Past service cost, which is the change in the present value of the defined benefits obligation for employee services in prior periods, resulting in the current period from the introduction of, or change to post-employment benefits, is recognized in full in profit or loss in the period in which the plan amendment occurs.

Remeasurement of the net defined benefit liability is mainly comprised of actuarial gains and losses resulting from experience adjustments and the effects of changes in actuarial assumptions. Experience adjustments are the effects of differences between the previous actuarial assumptions and what has actually occurred. The Group recognizes all remeasurements of the net defined benefit liability in other comprehensive income when incurred.

The discount rate used in the present valuation calculation is the yield at the reporting date on high-quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid.

Net interest on the net defined benefit liability is determined by multiplying the net defined benefit liability by the discount rate noted above, taking account of any changes in the net defined benefit liability during the period as a result of contribution and benefit payments. Interest on the net defined benefit liability is recognized in profit or loss.

(c)	Defined contribution plans

The Group has defined contribution plans for employees of subsidiaries located in Korea. The contribution relating to the plans is recognized as expense when incurred.

(19)	Share-based Payments

The Group has granted stock options to directors and employees. The fair values of the stock options are measured at the grant dates. Compensation expenses related to stock options are recognized over the vesting period. Refer to Note 4 Significant Accounting Judgments, Estimates and Assumptions and Note 27 Share-based Payments for more details on the valuation methodology of stock options and the assumptions used in such valuation.

The Group has introduced equity-settled Employee Stock Ownership Plan (J-ESOP) and granted points to its employees based on the Group’s Regulations on Stock Compensation. The fair values of the points are measured at the grant date. Employee compensation expenses related to this plan are recognized over the vesting period. Refer to Note 27 Share-based Payments for more details on the valuation methodology of points and the assumptions used in such valuation.

The Group has introduced cash-settled Employee Stock Ownership Plan (J-ESOP) and granted points to its employees based on the Group’s Regulations on Stock Compensation. The fair values of the liabilities related to the points are measured at each reporting date. Employee compensation expenses related to this plan are recognized over the vesting period and changes to the fair value of the liabilities are recognized through profit or loss. Refer to Note 27 Share-based Payments for more details on the valuation methodology of points and the assumptions used in such valuation.

(20)	Marketing Expenses

The Group incurs marketing expenses to increase brand awareness and to promote the launch of new services. The Group’s marketing expenses are primarily related to advertising in mass media, namely television advertising and advertising on mobile applications, and expenses incurred for brand promotional events. Marketing personnel compensation expenses are not included in marketing expenses, and are recorded as part of the employee compensation expenses. Expenditures related to marketing activities are recognized as expenses when incurred.

(21)	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

There are uncertainties about the amount and timing of the cash outflows related to provisions. The risks and uncertainties that inevitably surround events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.

The Group’s provisions mainly comprise provision for restoration obligations for leased property, and the provision for the licensing expense payable to the third-party partners upon redemption of free promotional virtual credits upon exchange with virtual items by customers in the future.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A provision may only apply to expenditures for which the provision was originally recognized.

(22)	Revenue

The Group mainly operates a cross-platform messenger application, LINE, and provides communication and content sales and advertising services. Communication and content sales are primarily made to end users in the form of communication products such as LINE Stickers, and content such as LINE Games. Advertising services are provided on the LINE platform through advertising products such as LINE Official Accounts and Sponsored Stickers, as well as the Group’s web portals, livedoor and NAVER Matome. Refer to Note 5 Segment Information for more details on product lines and services provided.

The Group recognizes revenues associated with the transactions by reference to the stage of completion of the transactions at the end of the reporting period. Determination of the stage of completion for the different revenue streams is described below. Revenue is measured at the fair value of the consideration of services provided in the ordinary course of business, less applicable sales and other taxes, where appropriate.

Virtual Credits

Virtual credits, which are the prepaid payment instruments may be purchased with credit cards or cash. Depending on the type of service, end users may make payments using cash, credit cards or the virtual credits issued by the Group. Most of the end-user purchases are processed through payment processing service providers such as Apple App Store and Google Play. A processing fee is charged by the payment processing service providers for each transaction processed which are recognized as “payment processing and licensing expenses” on the Company’s Consolidated Statements of Profit or Loss. Upon the initial sales of the Group’s electronic credits, the Group records proceeds received as advances received on the Consolidated Statements of Financial Position. As prescribed in the terms and conditions between the Group and end users, the Group’s electronic credits are not refundable. However, in the event that the Group discontinues its operations, the Japanese Payment Services Act (Act No. 59 of 2009, the “Payment Services Act”) may require the Group to refund the advances received to the end users. When virtual credits are redeemed for the purchase of the virtual items within each services in the Group by users, balances of the end users’ virtual credits may be reduced by the price of the purchase, and the related advances received are reclassified to revenues over the applicable revenue recognition periods, as described in the following paragraphs. The total amount of revenues recognized is equivalent to the amount of total consideration paid by the end users.

LINE business and portal

(i)	Communication—LINE Stickers and Creator Stickers

LINE Stickers and Creator Stickers are emoticons that end users may purchase and use in instant messaging. Payments may be made with cash, virtual credits, LINE Points or credit cards.

When virtual credits are redeemed for the purchase of Stickers, virtual credits’ balances of the end users are reduced by the price of the purchase, and the electronic credits redeemed are recognized as revenues over the revenue recognition period for Stickers. The Group acts as a principal in providing LINE Stickers and Creator Stickers to end users. Based on historical usage patterns tracked by the Group, the Group determined that a substantial majority of total expected usage of Stickers by end users occurred over 90 days from purchase, with actual usage concentrated during the earlier part of this period. Accordingly, the Group recognizes Stickers revenues over an estimated usage period of 90 days and on an accelerated basis within such period.

(ii)	Content—LINE Games and Applications

–	Games developed by third-party game developers

All games developed by third-party game developers are free to download from the LINE platform. End users may purchase in-game virtual items with cash or credit cards within the games.

The Group enters into revenue sharing arrangements with the third-party game developers. The terms of such arrangements provide that when end users purchase in-game virtual items sold by the game developer via the LINE platform, the Group receives a fixed percentage of the net proceeds received from payment processing service providers.

With respect to the sale of in-game virtual items to end users, the Group has determined that the third-party game developer is the primary obligor for the game-related services, as the third-party game developers have the primary responsibility for creating the in-game virtual items which end users may purchase and use in the mobile games, and developing, maintaining and updating the mobile games.

The Group views the third-party game developers to be its customers, and the Group’s deliverables to its customers over the term of the game are: 1) channeling users to the mobile games, 2) providing payment processing services, and 3) providing server hosting services.

The Group determined that each deliverable was a separate unit of account and it estimates the selling price of payment processing services and server hosting services based on cost plus margin, taking into consideration historical cost and industry profit margin range. The Group then allocates any residual amount to services for channeling users to the mobile games.

The Group’s performance obligations with respect to channeling services are fulfilled at the time that the in-game virtual item is purchased by an end user and accordingly, the revenues attributable to the channeling services are recognized at the time of purchase.

Game termination announcements are made by sending notifications to end users two months prior to game termination. Once the game termination announcement is made, in-game virtual items are no longer available for purchase, but the game is still available to end users for the remaining two month period. Accordingly, subsequent to the announcement of game termination, the Group is required to provide two additional months of hosting services, i.e. up until game termination, and three months of payment processing services, i.e. up until one month after game termination, as payment processing services are provided on a three-month time lag.

The Group’s performance obligations with respect to the hosting services and payment processing services are fulfilled as such services are provided, i.e., from game inception through game termination, and from game inception through one month subsequent to game termination, respectively. Accordingly, the revenues attributable to the hosting services and payment processing services are recognized ratably over the service periods as described above. However, as the Group does not generate revenues subsequent to the announcement of game termination, the Group defers the revenue attributable to the post-termination-announcement performance obligations for hosting services and payment processing services from the amounts received in the first month of the arrangement, and recognizes such revenues over the two and three months, respectively, following the announcement of game termination.

The Group began providing third party games on its platform in 2012. As of December 31, 2017, the average life of third party games, which included both active and terminated third party games, was approximately 19 months. For the year ended December 31, 2017, on average, server hosting services revenues were recognized ratably over approximately 19 months, while payment processing services revenues were recognized ratably over approximately 20 months.

–	Internally developed games and applications

The Group also provides games and applications (“apps”) developed internally for end users, and considers itself the principal in providing the games or apps to end users. The Group’s primary responsibility is to develop, maintain and provide the games and apps, and in-game/in-app virtual items to end users. All games and apps are free to download; however, in-game/in-app virtual items developed by the Group may be purchased with cash, credit cards or the Group’s virtual credits within the games/apps. The Group offers both consumable and durable virtual items in its internally developed games and apps. Common characteristics of consumable virtual items include virtual items that are consumed by end users’ specific actions and do not provide end users with any continuing benefits. Consumable virtual items offered by the Group are generally consumed upon purchase by end users. Accordingly, the Group recognizes revenues attributable to consumable virtual items upon sale.

A durable virtual item represents an item that provides the end user with continuing benefits. The period of benefit of a durable virtual item generally ends at the earliest of 1) an item ceasing to provide further benefits to an end user (i.e., the period of benefit is represented by the usage period of such item), 2) an item being removed from the game board or app, by specific in app/in-game actions taken by an end user, or 3) an end user abandoning the game or app. Accordingly, the Group determines that revenue attributable to durable virtual items is recognized either a) ratably over the estimated usage period, or b) when the Group cannot estimate the estimated usage period upfront, ratably over the estimated average playing period of paying users adjusted for any virtual items removed from the game board or app.

The estimated usage period for durable virtual items is developed by taking into consideration historical data on purchase patterns and user usage behavior. The Group recognizes revenues through the estimated usage period for durable virtual items in one of the internally developed games. For the year ended December 31, 2015, the usage periods were estimated to be several days and the sales generated by such durable items were immaterial. For the year ended December 31, 2016, the usage periods were estimated to be several days and the sales generated by such durable items were immaterial. For the year ended December 31, 2017, the usage periods were estimated to be several days and the sales generated by such durable items were immaterial.

The Group defines the playing period as the period from when a paying user first purchased virtual credits to when a paying user is deemed to have become inactive, i.e. when a paying user has not logged onto the game/app for two consecutive months. To estimate the average playing period for a paying user, the Group analyzes monthly cohorts composed of paying users who made their first purchase of payment instruments during such month. The Group tracks these monthly cohorts and analyzes the dates on which paying users within each cohort become inactive. Based on the actual data observed, the Group extrapolates the future declines in paying users to determine the ending point of a paying user’s life beyond the date for which observable data is available. The Group then uses the actual and extrapolated data to calculate the average playing period. The Group recognizes revenues arising from internally developed apps by using the estimated average playing periods. For the years ended December 31, 2015, 2016 and 2017, the estimated average playing periods ranged from approximately 11 months to 21 months, 8 months to 28 months and 2 months to 30 months, respectively.

Revenue attributable to the durable virtual items removed from the game board or app is recognized by developing estimated removal rates, i.e. the rates at which durable virtual items are being removed from the game board or app by end users, and applying such rates to total sales generated from durable virtual items.

Upon launching a new game/app, the Group evaluates the nature of the virtual items, the behavior of end users with respect to such items and the availability of supporting data in determining the related revenue recognition policy. The Group may also consider other existing internally developed games/apps data and industry data in determining the related revenue recognition policy if insufficient history has been developed for such new game/app. In the situation where the Group does not have sufficient data to analyze user behavior, and cannot identify any similar games/apps to serve as references for the Group to reasonably estimate the life of the game/app, the Group defers all sales until such history is developed. Once sufficient history is developed, the Group assesses the estimations (such as the estimated usage period and the estimated average playing period for paying users), for durable virtual items quarterly on a game/app by game/app basis.

In Q2’2015, the Group launched an internally developed game for which it had insufficient data to reasonably estimate the average playing period until the beginning of Q4’2015. Accordingly, for the purposes of recognizing revenue for this game, for the quarters ended June 30, 2015 and September 30, 2015, the Group recognized revenue based on the estimated average playing period of another game with similar characteristics. Beginning of Q4’2015, the Group determined that it had sufficient history to reasonably estimate the average playing period for such game. Accordingly, the Group began recognizing revenues for virtual items which continued to be available to end users over the average playing period for this game.

For the year ended December 31, 2016, the Group had one internally developed game for which it had insufficient data to reasonably estimate the average playing period until the beginning of Q2’2016. Accordingly, for the purpose of recognizing revenue for this game, for the quarters ended March 31, 2016, the Group deferred all the revenue arising from sales of durable virtual items and only recognized revenue attributable to the consumable virtual items. Beginning of Q2’ 2016, the Group determine that it had sufficient history to reasonably estimate the average playing period for such game. Accordingly, the Group began recognizing revenues for durable virtual items which continued to be available to end users over the average playing period for this game.

Also, in Q3’2016, the Group launched an internally developed game for which it has insufficient data to reasonably estimate the average playing period until the end of Q4’2016. Accordingly, for the purpose of recognizing revenue for this game, the Group only recognized revenue attributable to the sales of consumable virtual items and deferred all the revenue arising from sales of durable virtual items.

For the year ended December 31, 2017, the Group has recognized revenues for virtual items which continued to be available to end users over the average playing period for this game, as it has sufficient history to reasonably estimate the average playing period for all internally developed games.

(iii)	Others

Others mainly includes revenue from the sales of LINE character merchandise. Revenue from the sale of goods is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, usually on delivery of the goods. Revenue from the sale of goods is measured at the fair value of the consideration received or receivable, net of returns and trade discounts.

(iv)	LINE advertising—Official Accounts, Sponsored Stickers, LINE Points (formerly, Free LINE Coins service), Timeline Ads and LINE NEWS Ads.

LINE Official Accounts enable businesses and celebrities to send messages directly to LINE users who have added them as friends. The Group recognizes Official Accounts subscription revenues ratably over the advertising contract periods. In addition, advertisers with Official Accounts may offer Sponsored Stickers to LINE users, who may download them for free. Similar to the user usage pattern of LINE Stickers, the total Sponsored Stickers usage was also observed to be significantly weighted towards the earlier part of the usage period. Accordingly, the Group recognizes Sponsored Stickers revenue on an accelerated basis over a 208-day period following the commencement of the advertising contract period, throughout which Sponsored Stickers are available to be used by end users.

Free LINE Coins service is a pay-per-action advertising service the Group offers. Advertisers pay the Group a predetermined fixed fee per specific action taken by end users, such as successful downloading of an application or viewing of a commercial. In exchange, the Group publishes the applications or commercials produced by advertisers on the LINE platform, and issues LINE Coins to end users without charge (such LINE Coins, “free LINE Coins”). The Group recognizes revenue from Free LINE Coins service in the period in which an end user takes the action the advertiser contracted for, except for the portion of revenue attributable to the free LINE Coins issued by the Group. The portion of the revenue attributable to free LINE Coins is measured at the average selling price of LINE Coins. Revenue related to unused free LINE Coins at the end of the accounting period is deferred, while revenue related to redeemed free LINE Coins is recognized in accordance with the revenue recognition policy for the virtual item purchased. In Q2’2016, the Group replaced the Free LINE Coins service by a new service, LINE Points. All the free LINE Coins outstanding at the time of conversion were exchanged into LINE Points. The portion of the revenue attributable to LINE Points is measured at the fair value of LINE Points. Revenue related to unused LINE Points at the end of the accounting period is deferred, while revenue related to redeemed LINE Points is recognized in accordance with the revenue recognition policy for the virtual item purchased. Fair value of the LINE Points is estimated based on the amount which a user is required to settle a transaction.

LINE advertising also includes Timeline Ads and other services such as LINE NEWS Ads. The Group has contractual relationships with advertisers for actions such as advertising impressions, views and clicks. Advertising revenues are recognized when these performance obligations are fulfilled.

(v)	Portal advertising

The Group provides advertising services through its web portals, livedoor and NAVER Matome. The Group recognizes web portal advertising revenues ratably over the advertising contract periods.

(23)	Finance Income and Finance Costs

Finance income mainly comprises interest income from time deposits and held-to-maturity investments. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise interest expense on borrowings and unwinding of the discount on provisions. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

(24)	Other Non-operating Income and Expenses

Other non-operating income comprises dividend income, gains on the disposal of available-for-sale financial assets, and changes in the fair value of financial assets at fair value through profit or loss. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.

Other non-operating expenses comprise changes in the fair value of financial assets at fair value through profit or loss, and impairment losses recognized on available-for-sale financial assets.

(25)	Income Taxes

Income tax expenses comprise current and deferred tax. Current tax and deferred tax are recognized in profit or loss, except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

(a)	Current tax

Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable or non-deductible items from the accounting profit.

(b)	Deferred tax

Deferred tax is recognized using the asset-liability method in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that taxable profit will be available against which they can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.

The Group recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group recognizes a deferred tax asset for all deductible temporary differences arising from investments in subsidiaries, associates and joint ventures, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow, in a manner that the Group expects, at the end of the reporting period to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets, and they relate to income taxes levied on the same taxable entity by the same tax authority.

(26)	Earnings per Share

The Group presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to the holders of common shares of the Company by the weighted average number of common shares outstanding during the year, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to the holders of common shares and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, such as stock options granted to directors and employees of the Group. Potential common shares are antidilutive when their conversion to common shares would increase earnings per share or decrease loss per share from continuing operations. The calculation of diluted earnings per share does not assume conversion, exercise, or other issue of potential common shares that would have an antidilutive effect on earnings per share.

(27)	Operating Segments

The Group identifies operating segments based on the internal report regularly reviewed by the Group’s Chief Operating Decision Maker to make decisions about resources to be allocated to segments and assess performance. An operating segment of the Group is a component for which discrete financial information is available. The Chief Operating Decision Maker has been identified as the Company’s board of directors.

(28)	Discontinued Operations and Non-current Assets Held for Sale

Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for sale or has been disposed of, if the component either (1) represents a separate major line of business or geographical area of operations and (2) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations or (3) is a subsidiary acquired exclusively with a view to resale.

The Group determined to dispose its MixRadio business in February 2016. In the Consolidated Statements of Profit or Loss, income from the discontinued operations is reported separately from loss from continuing operations; prior periods are presented on a comparable basis. The cash flows from discontinued operations are presented in Note 23 Discontinued Operations. References made to the Consolidated Statements of Profit or Loss, except for those noted in Note 23 Discontinued Operations, are related to continuing operations.

In the event that certain non-current assets and disposal groups whose carrying values will be recovered principally through a sale rather than through continuing use, such non-current assets and disposal groups are classified as held for sale. Non-current assets or disposal groups classified as held for sale or held for disposal are measured at the lower of their carrying amount or fair value less costs to sell, unless these items presented in the disposal group are not part of the measurement scope as defined in IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

(29)	Standards Issued but not yet Effective

The standards and interpretations that are issued but not yet effective as of December 31, 2017 are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

–	IFRS 9 Financial Instruments

The IASB issued the final version of IFRS 9 Financial Instruments which sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 is the new standard for the financial reporting of financial instruments that is principles-based and brings together the classification and measurement, impairment and hedge accounting phases of the IASB’s project. IFRS 9 is built on a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics including new impairment requirements that are based on a more forward-looking expected credit loss model that will result in more timely recognition of loan losses and is a single model that is applicable to all financial instruments subject to impairment accounting. In addition, IFRS 9 addresses the so-called ‘own credit’ issue, whereby banks and others book gains through profit or loss as a result of the value of their own debt falling due to a decrease in credit worthiness when they have elected to measure that debt at fair value.

The Group has determined not to early adopt the standard, and IFRS 9 will be applied from the year ending December 31, 2018. Also, the Group has assessed the impacts of IFRS 9’s adoption on the Consolidated Financial Statement of the Group is immaterial.

–	IFRS 15 Revenue from Contracts with Customers

The IASB issued IFRS 15 Revenue from Contracts with Customers for recognizing revenue. IFRS 15 establishes a five-step model that will apply to revenue earned from a contract with a customer, regardless of the type of revenue transaction or industry, with limited exceptions.

The Group recognizes revenue associated with communication and content sales and with advertising services by reference to the stage of completion. These transactions are satisfied over time and measured by the progress towards complete satisfaction of performance obligations. The Group has assessed that most of the method currently used to measure the progress towards complete satisfaction of these performance obligations will continue to be appropriate under IFRS 15 with some following exceptions.

The Group does not intend to early adopt the standard as it plans to apply from the fiscal year of 2018. Even though the Group disclosed in its 2016 financial statements that the Group intended to use the full retrospective method upon adoption, due to the costs of applying such method, the Group has determined to use the modified retrospective method which is to record cumulative amount of the impact at the beginning balance of the retained earnings upon adoption. The Group has completed the assessment of impact of IFRS 15’s adoption, and related system has been already modified.

(1)	LINE Stickers and Creator Stickers

The new standard will result in a change to the timing of revenue recognition, whereby revenue will be recognized over an estimated usage period on a straight-line method rather than the current method, which is over time but on an accelerated basis.

Under the current standard, the Group determines that the measuring method which best depicts the progress towards satisfaction of performance based on a contract is the user usage pattern of Stickers which represents the consumption of the user’s benefits, and recognizes revenue during the earlier part of the estimated usage period.

On the other hand, the concept of a service of standing ready is clarified under IFRS 15. IFRS 15 clarified the service of standing ready as to provide services or to make services available to the users for their use as and when the users decide. The Group determines that LINE Stickers and Creator Stickers services which the Group provides to its users are similar to the concept of a service of standing ready. The performance obligation of the Group to the customers which are the users who purchased Stickers is to make the Stickers and Creator Stickers available to the users for their use at any given time. Accordingly, the users receive the benefit of the services and consume such services as the Group makes LINE Stickers and Creator Stickers available to the users for their use. Therefore, the Group determines that its performance obligation is evenly satisfied over time and assessed that a straight-line method over an estimated usage period is the best method to measure the progress towards complete satisfaction of the performance obligation. As a result, the beginning balance of retained earnings, net of tax for the year ending December 31, 2018 has decreased by 967 million yen.

(2)	LINE Sponsored Stickers

The new standard will result in a change to the timing of revenue recognition, whereby revenue will be recognized over a contract period on a straight-line method rather than the current method, which is over time but on an accelerated basis.

Under the current standard, the Group determines that the measuring method which best depicts the progress towards satisfaction of performance based on a contract is the users usage pattern of Sponsors Stickers which represent its progress of rendering the services, and recognizes revenue based on the users usage pattern of Sponsors Stickers which is weighted towards the earlier part of the period.

On the other hand, under IFRS 15, the definition of a “customer” is clarified and it is defined as “a party that has contracted with an entity to obtain goods or services that are an output of the entity’s ordinary activities in exchange for consideration”. Also, the contract with “customers” is within the scope of IFRS 15, and IFRS 15 requires to measure the progress towards complete satisfaction of a performance obligation to “customers”.

In the LINE Sponsored Stickers contract, only an advertiser is obligated to pay consideration for Sponsored Stickers service to the Group, and the users who use Sponsored Stickers do not pay any consideration to the Group directly or indirectly. Therefore, the Group determines the advertisers as “customers”. The performance obligation of the Group to the advertisers is to make the Sponsored Stickers available to the users for their use at any time over a contract period. Accordingly, the Group has assessed that a straight-line method over a contract period is the best method to measure the progress towards complete satisfaction of the performance obligation. As a result, the beginning balance of retained earnings, net of tax for the year ending December 31, 2018 has decreased by 760 million yen.

(3)	LINE Point Ad

The new standard will result in a change to the timing of revenue recognition, whereby the Group will recognize revenue at the time when the LINE Points are issued to the users rather than when the LINE Points are utilized by the users.

Under the current standard, the portion of the revenue of LINE Point Ad service attributable to LINE Points is measured at the fair value of LINE Points, and revenue related to unused LINE Points at the end of the accounting period is deferred, while revenue related to redeemed LINE Points is recognized in accordance with the revenue recognition policy for the virtual item purchased.

On the other hand, the definition of a “customer” is clarified under IFRS 15 as mentioned above. Upon the adoption of the IFRS 15, the Group determines the advertisers as customers for LINE Point Ad services because only the advertisers pay the transaction prices consideration to the Group for the advertising services the Group provides and the users who receive LINE Points, do not pay any transaction prices directly or indirectly. The Group considers its performance obligation in the contract with a customer who is an advertiser, is to be satisfied when the Group issues the LINE Points to the users because the Company does not have any obligations toward the advertisers to manage LINE Points or to provide users other services in exchange for the LINE points, thereafter for the advertisers.

As a result, the Group has preliminarily assessed to recognize revenue at the time when LINE Points are issued to the users.

Also, upon the adoption of IFRS 15, the Group expects to recognize provisions for the expenses expected to be incurred in relation to the consumption of LINE points and such expenses are recognized at the same time as LINE Points are issued to the users and as the Group satisfies its performance obligations. As a result, the beginning balance of retained earnings, net of tax for the year ending December 31, 2018 has increased by 667 million yen.

(4)	LINE advertising and Portal advertising

For advertising services such as official account, an advertising agency may be involved to obtain contracts from customers and provide, on behalf of the Company, services to customers such as formatting advertisement publication to comply with the Group’s specification or standards of advertisement publication. In such transaction, the new standard will result in a change to the method of revenue recognition, whereby the Group will recognize revenue by the gross recognition where the Group recognizes consideration received from customers including the share of advertising agencies rather than net recognition where the Group recognizes consideration received from customers excluding the share of advertising agency.

Under the current standard, the Company recognizes revenue by excluding the share attributable to the advertising agency from the total consideration received from the customer due to the facts that the share of the advertising agency is identified as an individually identifiable element, that the Company does not directly provide the service and earns revenue at constant rate, and that the Company does not bear credit risks.

On the other hand, IFRS 15 clarifies the evaluation of whether an entity is a principal or an agent based on the identification of performance obligations and transfer of control for the services. Especially, it is stated that “an entity is a principal if it controls the specified good or service before that good or service is transferred to a customer”. Guidance and indicators for whether an entity controls the specified goods or services to be provided by another parties to customers are revised. This revision of the guidance and indicators includes a right to a service to be performed by the other party which gives the entity the ability to direct that party to provide the service to the customer on the entity’s behalf. Since the service provided by advertising agencies such as formatting advertisement publication is provided to customers based on the Group’s specification or standards of advertisement publication, the Group determined that the Group controls the service provided by the advertising agency and thus the Group is the principal. As a result, the Company determined to change the recognition method of revenue based on the total consideration received from a customer, including the service provided by the advertising agent.

Moreover, in accordance with IFRS 15, the Group recognizes costs of contract which consist of consideration payable to the advertising agency as an asset and will expense as the related revenues are recognized. If the advertising contract is renewed at the end of the original term, another consideration payable to the advertising agency will be incurred, and such cost will be expensed during the period that is the same period which the revenue of the advertising contract is recognized for.

Therefore, there is no effect on the beginning balance of retained earnings for the year ending December 31, 2018 even if the Group applies above treatment instead of the current treatment when such cost is excluded from the revenue.

–	IFRS 16 Leases

The IASB issued IFRS 16 Leases. IFRS 16 governs the accounting for leases and the related contractual rights and obligations. In the future, lessees will no longer make a distinction between finance and operating leases as they have been required to do thus far under IAS17. At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases. IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, although early adoption is permitted if IFRS 15 is also applied.

The Group has started an assessment of the potential impact on its consolidated financial statements. So far, the most significant impact identified is that the Group will recognize new assets and liabilities for its operating leases of certain office space and stores. In addition, the nature of expenses related to those leases will change as IFRS 16 replaces the straight-line operating expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The Group is still assessing the impacts of IFRS 16’s adoption and it is not practicable to provide a reasonable estimate of the financial effect until the management of the Group completes the assessment.

–	IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The amendments are effective for annual periods beginning on or after 1 January 2018, with early application permitted. The Group has assessed the effect of adopting amended IFRS 2 is immaterial.

(30)	New and amended standards and interpretations

The adoption of new and revised IFRSs issued by the IASB that are mandatorily effective for an annual period beginning on or after January 1, 2017 had no material impact on the Group’s annual consolidated financial statements as of December 31, 2016 and 2017, and for the years ended December 31, 2015, 2016 and 2017. The Group has not early adopted any other standards, interpretations or amendments that has been issued but is not yet effective.

Standards and amendments which are effective for annual periods beginning on or after January 1, 2017:

–	IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses – Amendments to IAS 12

IASB has issued amendments to IAS 12 “Recognition of Deferred Tax Assets for Unrealized Losses” in order to clarify the accounting treatment of deferred tax when the assets are measured at fair value in the financial statements and the fair value of the asset does not exceed its tax basis. This amendments also clarifies that deductible temporary difference always exists when the book value of the asset at the last day of the period is lower than its tax basis. Moreover, if an entity assumes that it will recover an asset for more than its carrying amount when estimating probable future taxable profit and when tax law restricts the sources of taxable profits against which it may make deductions on the reversal of the deductible temporary difference, the entity carries out a combined assessment of all its deductible temporary differences relating to the same taxation authority and the same taxable entity. This amendment has been adopted prospectively from the annual periods beginning on or after January 1, 2017. The Group has assessed the effect of adopting amended IFRS 2 is immaterial.